Exhibit 99.28

Client Name:
Client Project Name:	JPMMT 2017-4
Start - End Dates:	12/11/2015 - 7/31/2017
Deal Loan Count:	7

Conditions Report 2.0

Loans in Report:	7
Loans with Conditions:	7

0 - Total Active Conditions

14 - Total Satisfied Conditions

		5 - Credit Review Scope
		1 - Category: Ability to Repay/Qualified Mortgage
		1 - Category: Application
		2 - Category: Income/Employment
		1 - Category: Terms/Guidelines
		5 - Property Valuations Review Scope
		5 - Category: Appraisal
		4 - Compliance Review Scope
		2 - Category: Ability to Repay/Qualified Mortgage
		1 - Category: RESPA
		1 - Category: TILA/RESPA Integrated Disclosure
3 - Total Waived Conditions

		1 - Credit Review Scope
		1 - Category: Income/Employment
		1 - Property Valuations Review Scope
		1 - Category: Property
		1 - Compliance Review Scope
		1 - Category: TILA/RESPA Integrated Disclosure

©2017 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.

Client Name:
Client Project Name:	JPMMT 2017-4
Start - End Dates:	12/11/2015 - 7/31/2017
Deal Loan Count:	7

Conditions Report 2.0

Loans in Report:	7
Loans with Conditions:	7

Loan Number	Original Principal Balance	State	Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors	Loan Status
xxx	xxx	CA	QM: Safe Harbor	QM: Safe Harbor	C	B	A	A	A	A	C	B	C	B	CA	CA	VA	VA	RC	RB	Compliance	RESPA	Satisfied	A	A	RA	RA	CMPRESPA3468	RESPANo evidence that Your Home Loan Toolkit was delivered to the borrower	No	Provide evidence the Home Loan Toolkit was delivered to the borrower.	12.30.15 - Lender provided evidence of Toolkit receipt.	12.30.15 - Exception satisfied.	(No Data)	(No Data)
CFCFS1744: DTI below guideline requirement
- xxx Comments:  DTI is at 39.42%; max allowed DTI per guidelines is 43%.

CFCFS1741: Credit score exceeds guidelines
- xxx Comments:  Qualifying credit score is 753; minimum required credit score per guidelines is 720.

CFCFS1740: Mortgage payment history exceeds guidelines
 - xxx Comments:  The Borrowers have a 0 x 30; 160 month mortgage history.
Complete
xxx	xxx	CA	QM: Safe Harbor	QM: Safe Harbor	C	B	A	A	A	A	C	B	C	B	CA	CA	VA	VA	RC	RB	Compliance	TILA/RESPA Integrated Disclosure	Waived	C	B	RC	RB	CMPTRID3590	TRID - At least one LE was delivered on or after the date that a CD was delivered	No	LE and CD were both issued on xxx.
1.6.16 - Lender provided LOX with screen shots indicating that the CD was delivered after the LE but both were dated xxx. CD needs to be dated a minimum of a day after the LE.

 08.09.16 Violation of 1026.9(e)(4)(ii), LE cannot be provided same day as CD. Material Exception stands.
																																	9.29.17 Statute of limitations of 1 year for non rescindable transaction applies. 1.6.16 - Exception remains.	(No Data)	Not Applicable
CFCFS1744: DTI below guideline requirement
- xxx Comments:  DTI is at 39.42%; max allowed DTI per guidelines is 43%.

CFCFS1741: Credit score exceeds guidelines
- xxx Comments:  Qualifying credit score is 753; minimum required credit score per guidelines is 720.

CFCFS1740: Mortgage payment history exceeds guidelines
 - xxx Comments:  The Borrowers have a 0 x 30; 160 month mortgage history.
Complete
xxx	xxx	CA	QM: Safe Harbor	QM: Safe Harbor	C	B	A	A	A	A	C	B	C	B	CA	CA	VA	VA	RC	RB	Credit	Terms/Guidelines	Satisfied	A	A	CA	CA	CRDTER3628	Loan document stacking form incomplete, missing version and effective date of guidelines utilized in approval	No	Provide lender guidelines for a lock date of xxx.	12.22.15 Lender provided a copy of the guides used	12.22.15 Exception satisfied.	(No Data)	(No Data)
CFCFS1744: DTI below guideline requirement
- xxx Comments:  DTI is at 39.42%; max allowed DTI per guidelines is 43%.

CFCFS1741: Credit score exceeds guidelines
- xxx Comments:  Qualifying credit score is 753; minimum required credit score per guidelines is 720.

CFCFS1740: Mortgage payment history exceeds guidelines
 - xxx Comments:  The Borrowers have a 0 x 30; 160 month mortgage history.
Complete
xxx	xxx	NJ	QM: Safe Harbor	QM: Rebuttable Presumption	B	B	A	A	A	A	B	B	B	B	CA	CA	VA	VA	RB	RB	Compliance	TILA/RESPA Integrated Disclosure	Satisfied	B	B	RB	RB	CMPTRID3934	TRID - CD: The difference between the adjustments and credits per sections K and L does not equal the Adjustments and Other Credits in the Calculating Costs to Close section	No	(No Data)	(No Data)	09/16/2016-adjustments and credits correct on final CD, condition satisfied	Numeric	(No Data)
CFCFS1736: Significant time at current residence
- xxx Comments:  Borrower has been at current residence for 7yrs.

CFCFS1735: Co-Borrower has significant time at current job
- xxx Comments:  Co Borrower has been Self Employed for over 9yrs.

CFCFS2854: Significant time in profession
- xxx Comments:  Borrower has been in current profession for 13yrs.Co Borrower has been in current profession for 17yrs.

CFCFS1744: DTI below guideline requirement
- xxx Comments:  DTI is 30.32%, maximum per guidelines is 36%.

CFCFS1742: Consumer credit history exceeds guidelines
- xxx Comments:  Borrowers have over 14yrs of excellent consumer credit history.

CFCFS1740: Mortgage payment history exceeds guidelines
- xxx Comments:  Borrowers have over 36 months of excellent mortgage pay history.

CFCFS1731: Verified cash reserves exceed guidelines
 - xxx Comments:  68 months post-close reserves; 12 months PITI reserves required with an additional 6 months PITI per additional REO.
Client Complete
xxx	xxx	CA	QM: Rebuttable Presumption	QM: Rebuttable Presumption	D	A	A	A	D	A	A	A	D	A	CA	CA	VD	VA	RA	RA	Property Valuations	Appraisal	Satisfied	C	A	VC	VA	PRVAAPPR169	Appraisal includes one or more issue(s)	No
Please provide a revised Appraisal with a new Signature date to include:
1) Per subject’s MLS listing the casita is included in the original list price. Explain the reasons for the $xxx (24.7%) variance in subject list price $xxx and the purchase contract price $xxx.
2) Provide a breakdown of base price, upgrades, lot premiums, etc for the subject; Indicate same details for comparable sales 1, 2, and 3 to demonstrate the basis and support for the quality and lot adjustments applied.
 3) Per MLS #xxx Listing comp 5 original list price is $xxx – correct comp data or explain the discrepancy and cite the source.

08/23/2016 Client provides a revised appraisal with a Signature and Report date 08/11/2016. Appraiser indicates on page 12 the subject is listed at a base price of $xxx, buyer options of $xxx, xxx at $xxx for a total purchase price of $xxx. A similar breakdown of comparables is provided. Listing comp 5 has been adjusted to include builder upgrades and casita.
																																	08/23/2016 Exception satisfied	(No Data)	(No Data)
CFCFS1731: Verified cash reserves exceed guidelines
- xxx Comments:  43 months reserves exceed guideline requirement of 6 months.

CFCFS2854: Significant time in profession
 - xxx Comments:  Borrower has 26 years with current employer.
Client Complete
xxx	xxx	CA	QM: Rebuttable Presumption	QM: Rebuttable Presumption	D	A	A	A	D	A	A	A	D	A	CA	CA	VD	VA	RA	RA	Property Valuations	Appraisal	Satisfied	C	A	VC	VA	PRVAAPPR233	Comps or Adjustments Not Appropriate	No
Value Not Adequately Supported - Please provide a revised Appraisal with a new Signature date to include:
1) At least 1 settled comparable sale with a xxx/xxx that demonstrates the contributory market adjustment and supports the appraisal value.
2) Subject appraisal value exceeds all sales and listings in the subject PUD – Provide a detail analysis of the discrepancy in values. Consider providing a dated sale and/or a builder sale located within the subject’s PUD which brackets the appraisal value. If none are available, clearly explain and provide an analysis of the housing price range within the PUD.
 3) The subject’s indicated value exceeds the neighborhood housing value upper range at $xxx. Discuss if the subject is an over-improvement for the PUD/neighborhood and if the improvements are truly conforming.

08/23/2016 Client provides a revised appraisal with a Signature and Report date 08/11/2016. Appraiser indicates on page 12 there is no similar comparable sale with similar xxx as the subject though some were noted upon inspection of subject neighborhood. Although no closed sales are available, the subject would not be considered an over improvement. Since closing escrow many homes within the subject neighborhood have been updated with large out buildings and guest units which have not resold. Thus the subject would be considered to be conforming to the neighborhood.
																																	08/23/2016 Exception satisfied	(No Data)	(No Data)
CFCFS1731: Verified cash reserves exceed guidelines
- xxx Comments:  43 months reserves exceed guideline requirement of 6 months.

CFCFS2854: Significant time in profession
 - xxx Comments:  Borrower has 26 years with current employer.
Client Complete
xxx	xxx	CA	QM: Rebuttable Presumption	QM: Rebuttable Presumption	D	A	A	A	D	A	A	A	D	A	CA	CA	VD	VA	RA	RA	Property Valuations	Appraisal	Satisfied	D	A	VD	VA	PRVAAPPR275	Completed "Subject To" w/o Completion Cert in File	No	The appraisal is developed Subject-To completion of construction per plans and specs. Please provide a 1004D Completion Report with exterior/interior photos of all rooms, properly labeled.	08/26/2016 Client provided a 1004D with a Signature and Report Date of 08/25/2016. The report and photos indicate the subject is complete.	08/26/2016 Exception satisfied.	(No Data)	(No Data)
CFCFS1731: Verified cash reserves exceed guidelines
- xxx Comments:  43 months reserves exceed guideline requirement of 6 months.

CFCFS2854: Significant time in profession
 - xxx Comments:  Borrower has 26 years with current employer.
Client Complete
xxx	xxx	GA	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	A	A	D	A	D	A	CD	CA	VA	VA	RD	RA	Compliance	Ability to Repay/Qualified Mortgage	Satisfied	D	A	RD	RA	CMPATRQM3220	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; the loan file is missing documents to complete the ATR/QM review and render an accurate ATR/QM status.	No	Provide signature pages for 2014-2015 1040 tax returns	7/18/17: lender provided the signed tax docs	7/18/17: exception satisfied	(No Data)	Not Applicable
CFCFS1736: Significant time at current residence
- xxx Comments:  Borrower has owned and occupied he subject property for over 14 years.

CFCFS1737: LTV below guideline requirements
- xxx Comments:  LTV of 69.71% is below guideline requirements of 80% by 10.29 points.

CFCFS1741: Credit score exceeds guidelines
 - xxx Comments:  Midpoint credit score of 710 exceeds guideline requirements of 680 by 30 points.
Complete
xxx	xxx	GA	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	A	A	D	A	D	A	CD	CA	VA	VA	RD	RA	Credit	Income/Employment	Satisfied	D	A	CD	CA	CRDINC2408	Income verification does not meet guidelines	No	Provide signature pages for 2014-2015 1040 tax returns	7/18/17: lender provided the signed tax docs	7/18/17: exception satisfied	(No Data)	Not Applicable
CFCFS1736: Significant time at current residence
- xxx Comments:  Borrower has owned and occupied he subject property for over 14 years.

CFCFS1737: LTV below guideline requirements
- xxx Comments:  LTV of 69.71% is below guideline requirements of 80% by 10.29 points.

CFCFS1741: Credit score exceeds guidelines
 - xxx Comments:  Midpoint credit score of 710 exceeds guideline requirements of 680 by 30 points.
Complete
xxx	xxx	GA	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	A	A	D	A	D	A	CD	CA	VA	VA	RD	RA	Property Valuations	Appraisal	Satisfied	A	A	VA	VA	PRVAAPPR3116	Missing updated valuation	No	Pending receipt of the desk review supporting the appraised value of $xxx	7.14.17 Client provided desk review reflecting value of $xxx which is a 0% variance.	7.14.17 Exception satisfied	(No Data)	Not Applicable
CFCFS1736: Significant time at current residence
- xxx Comments:  Borrower has owned and occupied he subject property for over 14 years.

CFCFS1737: LTV below guideline requirements
- xxx Comments:  LTV of 69.71% is below guideline requirements of 80% by 10.29 points.

CFCFS1741: Credit score exceeds guidelines
 - xxx Comments:  Midpoint credit score of 710 exceeds guideline requirements of 680 by 30 points.
Complete
xxx	xxx	CA	QM: Safe Harbor	QM: Safe Harbor	D	B	D	B	D	A	A	A	D	B	CD	CB	VD	VA	RA	RA	Credit	Income/Employment	Waived	D	B	CD	CB	CRDINC2408	Income verification does not meet guidelines	No	2016 1040 Tax Transcripts for Borrower 2 reflect no record of return on file. Missing evidence of extension for 2016 personal tax returns. 2016 signed 1040 is located in loan file.	(No Data)
7.7.17 After further review by Senior Underwriter, exception is deemed non material. All income in the file has been validated and borrower provided 2014 to further document. Borrower has 42 months post closing reserves and a low 63% DTI.
																																		(No Data)	Not Applicable
CFCFS1741: Credit score exceeds guidelines
- xxx Comments:  797 qualifying score. Min required per guidelines is 740 exceeding guideline requirements by 57 points.

CFCFS1744: DTI below guideline requirement
- xxx Comments:  DTI is only 37.9%. Max per guidelines is 43%.

CFCFS1737: LTV below guideline requirements
 - xxx Comments:  LTV is only 63.08%. Max allowed per guidelines is 90%.
Complete
xxx	xxx	CA	QM: Safe Harbor	QM: Safe Harbor	D	B	D	B	D	A	A	A	D	B	CD	CB	VD	VA	RA	RA	Property Valuations	Appraisal	Satisfied	D	A	VD	VA	PRVAAPPR3116	Missing updated valuation	No	Missing desk review supporting value of $xxx.	7.7.17 Client provided desk review supporting value of $xxx	7.7.17 Exception satisfied	(No Data)	Not Applicable
CFCFS1741: Credit score exceeds guidelines
- xxx Comments:  797 qualifying score. Min required per guidelines is 740 exceeding guideline requirements by 57 points.

CFCFS1744: DTI below guideline requirement
- xxx Comments:  DTI is only 37.9%. Max per guidelines is 43%.

CFCFS1737: LTV below guideline requirements
 - xxx Comments:  LTV is only 63.08%. Max allowed per guidelines is 90%.
Complete
xxx	xxx	TN	QM: Safe Harbor	QM: Safe Harbor	B	B	A	A	B	B	A	A	B	B	CA	CA	VB	VB	RA	RA	Property Valuations	Property	Waived	B	B	VB	VB	PRVAPROP871	Property Location unacceptable under guidelines	No
Subject property is in a rural area and is ineligible per guides. Property type and zoning are common for the area; no evidence of xxx use or income from the property; housing trends in area are stable, marketability effect is null; exception graded to non-material.
																																(No Data)	Property type and zoning are common for the area; no evidence of xxx use or income from the property; housing trends in area are stable, marketability effect is null; exception graded to non-material.	(No Data)	Not Applicable
CFCFS1744: DTI below guideline requirement
- xxx Comments:  DTI of 27.26% is below guideline requirements of 43% by 15.74 points

CFCFS1736: Significant time at current residence
- xxx Comments:  6 years at current residence

CFCFS1741: Credit score exceeds guidelines
 - xxx Comments:  Lowest midpoint credit score of 790 exceed guideline requirements of 680 by 110 points,
Complete
xxx	xxx	FL	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	A	A	D	A	D	A	CD	CA	VA	VA	RD	RA	Compliance	Ability to Repay/Qualified Mortgage	Satisfied	D	A	RD	RA	CMPATRQM3220	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; the loan file is missing documents to complete the ATR/QM review and render an accurate ATR/QM status.	No	Missing verbal verification of employment, dated within 10 days of consummation, for bor #1 with xxx	7.26.17 Client provided VVOE dated 6.28.17 verifying current employment	7.26.17 Exception satisfied	(No Data)	Not Applicable
CFCFS1731: Verified cash reserves exceed guidelines
- xxx Comments:  35.67 months verified cash reserves

CFCFS1741: Credit score exceeds guidelines
- xxx Comments:  The lowest midpoint credit score of 752 exceed guideline requirements of 680 by 72 points.

CFCFS1740: Mortgage payment history exceeds guidelines
 - xxx Comments:  Borrowers are 0x30 last 57 months
Complete
xxx	xxx	FL	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	A	A	D	A	D	A	CD	CA	VA	VA	RD	RA	Credit	Ability to Repay/Qualified Mortgage	Satisfied	C	A	CC	CA	CRDATRQM3124	TILA - Loan subject to Ability to Repay/Qualified Mortgage rule; Lender did not provide an ATR/QM status determination.	No	Missing the lender's ATR/QM Safe Harbor status determination.	7.26.17 Client provided compliance report showing determination as QM Safe Harbor	7.26.17 Exception satisfied	(No Data)	Not Applicable
CFCFS1731: Verified cash reserves exceed guidelines
- xxx Comments:  35.67 months verified cash reserves

CFCFS1741: Credit score exceeds guidelines
- xxx Comments:  The lowest midpoint credit score of 752 exceed guideline requirements of 680 by 72 points.

CFCFS1740: Mortgage payment history exceeds guidelines
 - xxx Comments:  Borrowers are 0x30 last 57 months
Complete
xxx	xxx	FL	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	A	A	D	A	D	A	CD	CA	VA	VA	RD	RA	Credit	Application	Satisfied	D	A	CD	CA	CRDAPP2658	Missing 3rd-party anti-fraud report	No	Missing third party anti-fraud report evidencing no issues.	7.27.17 Client provided third party ant-fraud report with no alerts	7.27.17 Exception satisfied	(No Data)	Not Applicable
CFCFS1731: Verified cash reserves exceed guidelines
- xxx Comments:  35.67 months verified cash reserves

CFCFS1741: Credit score exceeds guidelines
- xxx Comments:  The lowest midpoint credit score of 752 exceed guideline requirements of 680 by 72 points.

CFCFS1740: Mortgage payment history exceeds guidelines
 - xxx Comments:  Borrowers are 0x30 last 57 months
Complete
xxx	xxx	FL	QM: Safe Harbor	QM: Safe Harbor	D	A	D	A	A	A	D	A	D	A	CD	CA	VA	VA	RD	RA	Credit	Income/Employment	Satisfied	B	A	CB	CA	CRDINC2488	Verbal verification of employment missing	No	Missing verbal verification of employment, dated within 10 days of consummation, for bor #1 with xxx	7.26.17 Client provided VVOE dated 6.28.17 verifying current employment	7.26.17 Exception satisfied	(No Data)	Not Applicable
CFCFS1731: Verified cash reserves exceed guidelines
- xxx Comments:  35.67 months verified cash reserves

CFCFS1741: Credit score exceeds guidelines
- xxx Comments:  The lowest midpoint credit score of 752 exceed guideline requirements of 680 by 72 points.

CFCFS1740: Mortgage payment history exceeds guidelines
 - xxx Comments:  Borrowers are 0x30 last 57 months
Complete

Client Name:
Client Project Name:	JPMMT 2017-4
Start - End Dates:	12/11/2015 - 7/31/2017
Deal Loan Count:	7

Conditions Report 2.0

Loans in Report:	7
Loans with Conditions:	7

Loan Number	TRID Indicator	Lender Application Date	Broker Application Date	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Loan Credit Grade	Final Securitization Loan Credit Grade	Initial Securitization Loan Property Valuation Grade	Final Securitization Loan Property Valuations Grade	Initial Securitization Loan Compliance Grade	Final Securitization Loan Compliance Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Loan Credit Grade	Final S&P Loan Credit Grade	Initial S&P Loan Property Valuation Grade	Final S&P Loan Property Valuations Grade	Initial S&P Loan Compliance Grade	Final S&P Loan Compliance Grade
xxx	Yes	xxx	xxx	C	B	A	A	A	A	C	B	C	B	CA	CA	VA	VA	RC	RB
xxx	Yes	xxx	Not Applicable	B	B	A	A	A	A	B	B	B	B	CA	CA	VA	VA	RB	RB
xxx	Yes	xxx	Not Applicable	D	A	A	A	D	A	A	A	D	A	CA	CA	VD	VA	RA	RA
xxx	Yes	xxx	xxx	D	A	D	A	A	A	D	A	D	A	CD	CA	VA	VA	RD	RA
xxx	Yes	xxx	xxx	D	B	D	B	D	A	A	A	D	B	CD	CB	VD	VA	RA	RA
xxx	Yes	xxx	Not Applicable	B	B	A	A	B	B	A	A	B	B	CA	CA	VB	VB	RA	RA
xxx	Yes	xxx	xxx	D	A	D	A	A	A	D	A	D	A	CD	CA	VA	VA	RD	RA